UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	333-144660

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2008

DATE OF REPORTING PERIOD:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2008 (UNAUDITED)
GLOBAL DYNAMIC INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

Corporate Bonds (12.5%)
	Consumer Discretionary (3.8%)
$2,000,000	Boyd Gaming Corp.
	7.125%, 02/01/16	$1,730,000
2,000,000	D.R. Horton, Inc.
	9.750%, 09/15/10	1,962,500
2,000,000	EchoStar Communications Corp.
	7.125%, 02/01/16	2,007,500
2,000,000	Ford Motor Company
	9.875%, 08/10/11	1,920,330
2,000,000	General Motors Corp.
	7.200%, 01/15/11	1,835,000
2,000,000	Goodyear Tire & Rubber Company
	7.857%, 08/15/11	2,025,000
2,000,000	Hanesbrands, Inc.‡
	8.204%, 12/15/14	1,820,000
1,725,000	Idearc, Inc.
	8.000%, 11/15/16	1,552,500
2,000,000	Interpublic Group of Companies, Inc.
	6.250%, 11/15/14	1,660,000
2,000,000	Jarden Corp.
	7.500%, 05/01/17	1,720,000
2,000,000	Liberty Media Corp.
	8.500%, 07/15/29	1,906,122
2,000,000	MGM Mirageµ
	7.500%, 06/01/16	1,930,000
2,000,000	Pulte Homes, Inc.
	7.875%, 08/01/11	1,942,500
2,210,000	Royal Caribbean Cruises, Ltd.µ
	7.500%, 10/15/27	2,020,470
2,000,000	Service Corp. Internationalµ
	6.750%, 04/01/15	1,990,000
2,000,000	Warnaco Group, Inc.µ
	8.875%, 06/15/13	2,045,000

		30,066,922

	Consumer Staples (1.2%)
1,000,000	Alliance One International, Inc.
	8.500%, 05/15/12	935,000
2,000,000	Del Monte Foods Company
	8.625%, 12/15/12	2,030,000
1,300,000	Dole Food Company, Inc.µ
	8.875%, 03/15/11	1,163,500
2,000,000	NBTY, Inc.
	7.125%, 10/01/15	1,870,000
2,000,000	Pilgrim’s Pride Corp.
	7.625%, 05/01/15	1,905,000
2,000,000	Smithfield Foods, Inc.
	7.750%, 07/01/17	1,900,000

		9,803,500

	Energy (1.5%)
2,000,000	Arch Western Financial, LLC
	6.750%, 07/01/13	1,945,000
2,000,000	Complete Production Services, Inc.
	8.000%, 12/15/16	1,950,000
2,000,000	Dresser-Rand Group, Inc.
	7.375%, 11/01/14	1,970,000
2,000,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	2,040,000
2,000,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	1,940,000
2,000,000	Williams Companies, Inc.
	7.750%, 06/15/31	2,180,000

		12,025,000

	Financials (0.4%)
	Leucadia National Corp.
2,000,000	7.000%, 08/15/13	1,945,000
880,000	8.125%, 09/15/15	880,000

		2,825,000

	Health Care (1.6%)
2,000,000	Bio-Rad Laboratories, Inc.µ
	7.500%, 08/15/13	2,030,000
3,000,000	Community Health Systems, Inc.
	8.875%, 07/15/15	3,033,750
1,000,000	DaVita, Inc.
	7.250%, 03/15/15	1,000,000
3,000,000	HCA, Inc.
	9.250%, 11/15/16	3,153,750
2,000,000	Psychiatric Solutions, Inc.µ
	7.750%, 07/15/15	1,980,000
995,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	962,662

		12,160,162

	Industrials (1.7%)
2,000,000	Belden CDT, Inc.µ
	7.000%, 03/15/17	1,925,000
2,000,000	Deluxe Corp.
	7.375%, 06/01/15	1,975,000
2,000,000	General Cable Corp.
	7.125%, 04/01/17	1,915,000
1,000,000	Interline Brands, Inc.
	8.125%, 06/15/14	980,000
2,000,000	Manitowoc Company, Inc.µ
	7.125%, 11/01/13	1,940,000
2,000,000	SPX Corp.
	7.625%, 12/15/14	2,052,500
2,000,000	Terex Corp.
	7.375%, 01/15/14	1,985,000
500,000	Westinghouse Air Brake Technologies Corp.
	6.875%, 07/31/13	492,500

		13,265,000

	Information Technology (0.8%)
2,000,000	Amkor Tech, Inc.
	9.250%, 06/01/16	1,892,500
2,000,000	SunGard Data Systems, Inc.µ
	9.125%, 08/15/13	2,040,000
2,000,000	Xerox Corp.
	8.000%, 02/01/27	2,008,318

		5,940,818

	Materials (0.5%)
2,000,000	Century Aluminum Company
	7.500%, 08/15/14	1,910,000
See accompanying notes to Schedule of Investments

GLOBAL DYNAMIC INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount			Value

$2,305,000		Terra Industries, Inc.
		7.000%, 02/01/17	$2,276,188

			4,186,188

		Telecommunication Services (1.0%)
2,000,000		Citizens Communications Company
		9.000%, 08/15/31	1,932,500
2,000,000		Leap Wireless International, Inc.
		9.375%, 11/01/14	1,830,000
2,000,000		Qwest Communications International, Inc.µ
		7.750%, 02/15/31	1,780,000
2,000,000		Windstream Corp.µ
		8.625%, 08/01/16	2,080,000

			7,622,500

		TOTAL CORPORATE BONDS
		(Cost $100,130,018)	97,895,090

Convertible Bonds (15.0%)

		Consumer Discretionary (3.3%)
1,650,000	EUR	Adidas, AG
		2.500%, 10/08/18	4,259,431
3,500,000		Ford Motor Companyµ
		4.250%, 12/15/36	3,513,125
4,250,000		General Motors Corp.µ
		7.200%, 11/15/11	3,587,000
5,000,000		Interpublic Group of Companies, Inc.*
		4.250%, 03/15/23	5,093,750
3,000,000	EUR	Intralot SA
		2.250%, 12/20/13	4,629,687
3,750,000		JAKKS Pacific, Inc.
		4.625%, 06/15/23	5,020,313

			26,103,306

		Consumer Staples (0.4%)
3,000,000		General Mills, Inc.‡
		4.301%, 04/11/37	3,007,500

		Energy (1.0%)
3,000,000		Grey Wolf, Inc.‡
		4.780%, 04/01/24	3,438,900
4,300,000		SeaDrill, Ltd.
		3.625%, 11/08/12	4,128,000

			7,566,900

		Financials (1.4%)
3,000,000		American Equity Investment Life Holding Company
		5.250%, 12/06/24	2,827,500
3,000,000		Health Care REIT, Inc.
		4.750%, 07/15/27	3,131,250
5,000,000		Prudential Financial, Inc.‡
		2.733%, 12/12/36	4,916,000

			10,874,750

		Health Care (4.4%)
1,000,000		Affymetrix, Inc.
		3.500%, 01/15/38	1,018,750
3,000,000		Bristol-Myers Squibb Company‡
		4.491%, 09/15/23	3,003,600
$3,300,000		Emdeon Corp.
		3.125%, 09/01/25	3,048,375
1,000,000		Five Star Quality Care, Inc.
		3.750%, 10/15/26	848,750
2,400,000		Henry Schein, Inc.
		3.000%, 08/15/34	3,288,000
4,100,000		Invitrogen Corp.µ
		3.250%, 06/15/25	4,592,000
3,000,000		Millipore Corp.
		3.750%, 06/01/26	3,180,000
6,500,000		Shire, PLC
		2.750%, 05/09/14	6,158,750
2,000,000		SonoSite, Inc.
		3.750%, 07/15/14	2,280,000
6,200,000		Teva Pharmaceutical Industries, Ltd.µ
		1.750%, 02/01/26	7,161,000

			34,579,225

		Industrials (1.0%)
1,800,000	EUR	MTU Aero Engines Holdings, AG
		2.750%, 02/01/12	2,668,097
3,000,000		School Specialty, Inc.
		3.750%, 11/30/26	2,853,750
2,000,000		Waste Connections, Inc.
		3.750%, 04/01/26	2,185,000

			7,706,847

		Information Technology (2.8%)
1,310,259	EUR	Alcatel, SA
		4.750%, 01/01/11	4,571,822
2,700,000		Electronic Data Systems Corp.µ
		3.875%, 07/15/23	2,696,625
5,500,000		Intel Corp.
		2.950%, 12/15/35	5,500,000
2,700,000		Linear Technology Corp.
		3.125%, 05/01/27	2,622,375
4,000,000		Mentor Graphics Corp.
		6.250%, 03/01/26	3,850,000
2,800,000		Seagate Technology
		6.800%, 04/30/10	3,020,500

			22,261,322

		Telecommunication Services (0.3%)
1,290,500	EUR	France Telecom, AG
		1.600%, 01/01/09	1,995,831

		Utilities (0.4%)
1,700,000	EUR	International Power, PLC
		3.250%, 07/20/13	2,853,984

		TOTAL CONVERTIBLE BONDS
		(Cost $122,555,237)	116,949,665

See accompanying notes to Schedule of Investments

GLOBAL DYNAMIC INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

Convertible Preferred Stocks (28.4%)

		Consumer Discretionary (3.7%)
120,700		Deutsche Bank (Amazon.com, Inc.)*y
		15.000%	$9,748,335
125,700		Deutsche Bank (Apollo Group, Inc.)*y
		12.000%	10,012,633
80,007		Lehman Brothers Holding (ITT Educational Services, Inc.)*y
		12.000%	7,563,862
900	EUR	Porsche Holding GmbH
		7.000%	1,615,597

			28,940,427

		Consumer Staples (0.6%)
4,000		Bunge, Ltd.
		5.125%	4,390,000

		Energy (1.3%)
80,000		Lehman Brothers Holding (Transocean, Inc.)*y
		12.000%	10,036,000

		Financials (1.7%)
9,500		Alleghany Corp.
		5.750%	3,285,813
60,000		CIT Group, Inc.
		7.750%	1,257,600
20,400		Citigroup, Inc.
		6.500%	1,109,250
185,000		MetLife, Inc.
		6.375%	5,389,050
2,000		SLM Corp.
		7.250%	2,195,000

			13,236,713

		Health Care (4.2%)
68,404		Citigroup, Inc. (Alcon, Inc.)y
		12.000%	9,931,577
2,000		Mylan Laboratories, Inc.
		6.500%	2,114,500
11,000		Schering-Plough Corp.µ
		6.000%	2,107,490
141,900		Wachovia Bank NA (Biogen Idec, Inc.)*y
		12.000%	8,324,564
144,600		Wachovia Bank NA (Humana, Inc.)*y
		12.000%	10,531,218

			33,009,349

		Industrials (1.1%)
159,300		Credit Suisse (CNH Global NV)*y
		12.000%	8,841,150

		Information Technology (11.4%)
184,900		Deutsche Bank (Electronic Arts, Inc.)*y
		12.000%	9,144,229
285,800		Deutsche Bank (Nokia Corp.)*y
		12.000%	10,450,277
504,400		Goldman Sachs (Oracle Corp.)*≠y
		12.000%	10,263,531
517,526		JPMorgan Chase & Company (Intel Corp.)*y
		12.000%	10,715,376
417,544		Morgan Stanley (Cisco Systems, Inc.)*≠y
		12.000%	9,998,091
249,138		Morgan Stanley (Infosys Technologies, Ltd.)*≠y
		12.000%	10,031,542
195,142		Morgan Stanley (SAP, AG)*y
		12.000%	9,402,917
323,500		Wachovia Bank NA (eBay, Inc.)*y
		12.000%	8,959,333
410,500		Wachovia Bank NA (NVIDIA Corp.)*y
		15.000%	10,424,647

			89,389,943

		Materials (3.0%)
52	EUR	Bayer, AG
		6.625%	5,705,357
38,000		Cia Vale do Rio Doce
		5.500%	2,299,000
21,000		Freeport-McMoRan Copper & Gold, Inc.µ
		6.750%	2,788,800
710	CHF	Givaudan SA
		5.375%	6,293,883
30,000		Hecla Mining Company
		6.500%	2,928,000
30,000		Royal Gold, Inc.
		7.250%	3,147,000

			23,162,040

		Telecommunication Services (1.2%)
154,800		Credit Suisse (America Movil, S.A. de C.V.)*y
		12.000%	9,692,028

		Utilities (0.2%)
30,000		Entergy Corp.
		7.625%	1,920,000

		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $233,308,339)	222,617,650

Common Stocks (76.2%)

		Consumer Discretionary (5.9%)
41,000	EUR	Adidas, AG	2,615,028
18,750		Amazon.com, Inc.#µ	1,456,875
15,000		Apollo Group, Inc.#	1,196,100
145,000	GBP	British Sky Broadcasting Group, PLC	1,593,089
10,000		Carnival Corp.µ	444,900
400,000	GBP	Carphone Warehouse Group, PLC	2,633,829
30,000		CBS Corp.µ	755,700
21,500		Central European Media Enterprises, Ltd.	2,037,985
46,000	CHF	Compagnie Generale Richemont, SA	2,631,453
See accompanying notes to Schedule of Investments

GLOBAL DYNAMIC INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value

400,000	AUD	Harvey Norman Holdings, Ltd.	$2,027,700
61,000	EUR	Industria de Diseno Textil, SA	3,064,528
39,000	JPY	Makita Corp.	1,461,620
50,000		McDonald’s Corp.µ	2,677,500
72,000		News Corp., Class Bµ	1,399,680
38,000		Nike, Inc.µ	2,346,880
87,000	JPY	Nikon Corp.	2,419,048
7,000		Nordstrom, Inc.µ	272,300
54,500	EUR	Paddy Power, PLC	1,551,479
40,000	EUR	Royal Philips Electronics, NV	1,564,531
50,000	JPY	Sony Corp.	2,362,043
85,000	CHF	Swatch Group, AG	4,458,215
8,000		Target Corp.	444,640
70,000		Time Warner, Inc.	1,101,800
31,000	JPY	Toyota Motor Corp.	1,678,373
67,500		Walt Disney Companyµ	2,020,275

			46,215,571

		Consumer Staples (8.5%)
50,000		Altria Group, Inc.µ	3,791,000
15,250		Anheuser-Busch Companies, Inc.µ	709,430
53,000	EUR	Beiersdorf, AG	4,090,724
115,000	GBP	British American Tobacco, PLC	4,119,604
29,000	DKK	Carlsberg A/S	3,059,003
90,000		Coca-Cola Company	5,325,300
12,250		Colgate-Palmolive Companyµ	943,250
32,000		CVS Corp.	1,250,240
180,000	GBP	Diageo, PLC	3,633,510
76,500	EUR	Heineken, NV	4,300,879
53,000	EUR	InBev, NV	4,373,925
160	JPY	Japan Tobacco, Inc.	849,114
12,000		Kimberly-Clark Corp.	787,800
22,500	CHF	Nestle Holdings, Inc.	10,073,142
37,000		PepsiCo, Inc.µ	2,523,030
86,000		Procter & Gamble Companyµ	5,671,700
52,000	GBP	Reckitt Benckiser	2,723,760
13,000		Reynolds American, Inc.	823,290
53,000	GBP	Unilever, PLC	1,747,086
72,000		Wal-Mart Stores, Inc.µ	3,663,360
18,500		Walgreen Companyµ	649,535
37,000	AUD	Woolworths, Ltd.	964,292

			66,072,974

		Energy (6.7%)
175,000	GBP	BG Group, PLC	3,860,885
580,000	GBP	BP, PLC	6,181,645
38,000	CAD	Canadian Natural Resources, Ltd.	2,430,138
55,000		Chevron Corp.µ	4,647,500
40,000		ConocoPhillipsµ	3,212,800
18,500		Devon Energy Corp.µ	1,572,130
47,000	EUR	ENI S.p.A.	1,519,626
100,000		Exxon Mobil Corp.µ	8,640,000
46,500		Halliburton Companyµ	1,542,405
31,000		Marathon Oil Corp.µ	1,452,350
15,000		Occidental Petroleum Corp.	1,018,050
115,000	NOK	Petroleum Geo-Services ASA	2,486,842
82,300	GBP	Royal Dutch Shell, PLC	2,950,566
22,000		Schlumberger, Ltd.µ	1,660,120
20,000	CAD	Suncor Energy, Inc.	1,880,384
74,000	EUR	TOTAL, SA	5,385,601
15,693		Transocean, Inc.#	1,923,962

			52,365,004

		Financials (9.4%)
27,500		AFLAC, Inc.	1,686,575
23,000		American Express Companyµ	1,134,360
65,000		American International Group, Inc.µ	3,585,400
24,000		Aon Corp.µ	1,044,480
95,000	AUD	Australian Stock Exchange, Ltd.	4,119,312
135,000	EUR	Banco Santander Central Hispano, SA	2,374,333
80,000		Bank of America Corp.µ	3,548,000
41,000		Bank of New York Mellon Corp.µ	1,911,830
18,700	EUR	BNP Paribas	1,854,932
128,000		Citigroup, Inc.µ	3,612,160
62,500	AUD	Commonwealth Bank of Australia	2,814,542
29,000	EUR	Deutsche Bank, AG	5,074,331
12,000		Franklin Resources, Inc.µ	1,250,760
19,000		Hartford Financial Services Group, Inc.µ	1,534,630
62,500		JPMorgan Chase & Companyµ	2,971,875
55,000	CHF	Julius Baer Holding, AG	3,863,441
126,875	GBP	Man Group PLC	1,396,901
99,000		Manulife Financial Corp.	3,720,420
40,000		MetLife, Inc.µ	2,358,800
40,000		Morgan Stanleyµ	1,977,200
47,000	EUR	Piraeus Bank, SA	1,510,304
98,000	CAD	Power Financial Corp.	3,567,452
25,500		Prudential Financial, Inc.µ	2,151,435
149,500	GBP	Schroders, PLC	3,258,576
387,000	SGD	Singapore Exchange, Ltd.	2,689,041
12,000		St. Paul Travelers Companies, Inc.µ	577,200
8,000		State Street Corp.	656,960
23,500		T. Rowe Price Group, Inc.	1,188,865
32,000		U.S. Bancorpµ	1,086,400
67,000		Wachovia Corp.µ	2,608,310
8,300	CHF	Zurich Financial Services, AG	2,376,551

			73,505,376

		Health Care (8.9%)
77,000		Abbott Laboratoriesµ	4,335,100
60,000		Alcon, Inc.	8,520,000
64,000	JPY	Astellas Pharma, Inc.	2,776,136
83,000		Bristol-Myers Squibb Companyµ	1,924,770
62,000	AUD	Cochlear, Ltd.	3,909,514
251,500	AUD	CSL, Ltd.	7,873,242
34,250		Eli Lilly and Companyµ	1,764,560
37,000	EUR	Fresenius Medical Care, AG & Company	1,903,651
80,000		Johnson & Johnsonµ	5,060,800
42,000		Medtronic, Inc.	1,955,940
92,500		Merck & Company, Inc.µ	4,280,900
54,000	CHF	Novartis International, AG	2,735,819
107,000	DKK	Novo Nordisk, AS — B Shares	6,750,677
98,000	JPY	OLYMPUS Corp.	3,305,806
190,000		Pfizer, Inc.µ	4,444,100
16,500	CHF	Roche Holding, AG	2,995,926
39,000	JPY	Terumo Corp.	2,132,286
42,000		UnitedHealth Group, Inc.#µ	2,135,280
17,000		Wyethµ	676,600

			69,481,107

		Industrials (9.9%)
27,000		3M Company	2,150,550
270,000	CHF	Abb, Ltd.	6,753,087
See accompanying notes to Schedule of Investments

GLOBAL DYNAMIC INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares			Value
27,000	EUR	Alstom	$5,452,316
395,000	GBP	BAE Systems, PLC	3,679,693
28,000		Boeing Companyμ	2,329,040
500,000	CAD	Bombardier, Inc.	2,465,017
14,750		Burlington Northern Santa Fe Corp.μ	1,276,170
164,516	GBP	Capita Group, PLC	2,156,554
7,000		Danaher Corp.μ	521,150
18,000		Emerson Electric Companyμ	915,120
63,000	GBP	FirstGroup, PLC	835,278
14,500		General Dynamics Corp.μ	1,224,670
242,500		General Electric Companyμ	8,586,925
60,000		Honeywell International, Inc.μ	3,544,200
25,000		Illinois Tool Works, Inc.	1,260,000
64,000	JPY	Komatsu, Ltd.	1,560,272
47,000	EUR	Krones AG	3,641,407
44,000	AUD	Leighton Holdings, Ltd.	1,980,109
10,000		Lockheed Martin Corp.μ	1,079,200
27,000	EUR	MAN, AG	3,328,420
66,000	JPY	Mitsubishi Corp.	1,748,947
44,000	EUR	MTU Aero Engines Holdings, AG	2,358,626
30,000	EUR	Q-Cells, AG	2,822,468
21,000		Raytheon Companyμ	1,367,940
53,600	EUR	SGL Carbon	2,715,460
43,000	EUR	Siemens, AG	5,542,743
13,650		Union Pacific Corp.μ	1,706,660
20,000		United Parcel Service, Inc.	1,463,200
43,000		United Technologies Corp.μ	3,156,630

			77,621,852

		Information Technology (15.7%)
31,000		Apple, Inc.#μ	4,196,160
391,000	GBP	Autonomy Corp. PLC	7,145,825
60,000	JPY	Canon, Inc.	2,543,583
90,000	JPY	Capcom Co.	2,189,346
200,000		Cisco Systems, Inc.#μ	4,900,000
132,500		Dell, Inc.#μ	2,655,300
50,000		eBay, Inc.#	1,344,500
20,000		Electronic Arts, Inc.#	947,400
65,000		EMC Corp.#	1,031,550
6,250		Google, Inc.#μ	3,526,875
85,000		Hewlett-Packard Companyμ	3,718,750
140,000		Infosys Technologies, Ltd.	5,796,000
185,000		Intel Corp.μ	3,922,000
40,000		International Business Machines Corp.μ	4,293,600
113,000	JPY	Konica Minolta Holdings, Inc.	1,821,004
825,000	SEK	LM Ericsson Telephone Company	1,878,492
85,000	CHF	Logitech International, SA	2,581,381
230,000		Microsoft Corp.μ	7,498,000
45,000		Motorola, Inc.μ	518,850
70,000		NDS Group, PLC	3,780,000
23,000	JPY	Nintendo Company, Ltd.	11,630,712
370,000	EUR	Nokia Corp.	13,624,275
92,000	JPY	Nomura Reasearch Institute, Ltd.	2,446,971
150,000		Oracle Corp.#μ	3,082,500
47,000		QUALCOMM, Inc.μ	1,993,740
118,000	EUR	SAP, AG	5,663,348
65,000		Satyam Computer Services, Ltd.	1,582,750
165,000	NOK	Tandberg, ASA	2,876,025
109,100	CHF	Temenos Group, AG	2,573,082
60,000		Texas Instruments, Inc.μ	1,855,800
71,000	JPY	Trend Micro, Inc.	2,564,397
66,000	EUR	Ubisoft Entertainment SA	5,998,587
103,000	HKD	Vtech Holdings	593,874

			122,774,677

		Materials (3.5%)
47,000	GBP	Anglo American, PLC	2,597,027
27,000	EUR	Arcelormittal	1,770,213
30,000	EUR	BASF, AG	3,907,226
37,000	EUR	Bayer, AG	3,035,821
143,700	AUD	BHP Billton, Ltd.	4,818,220
30,000	GBP	BHP Billton, PLC	907,188
87,000		Cia Vale do Rio Doce	2,608,260
36,000		E.I. du Pont de Nemours and Companyμ	1,626,480
7,000		Freeport-McMoRan Copper & Gold, Inc.	623,210
17,000	GBP	Rio Tinto Group	1,702,075
41,000		The Dow Chemical Companyμ	1,585,060
37,000	NOK	Yara International ASA	1,799,180

			26,979,960

		Telecommunication Services (5.2%)
93,500		America Movil, S.A. de C.V.	5,601,585
145,000		AT&T, Inc.μ	5,581,050
35,000	EUR	Bouygues, SA	2,698,475
265,000	GBP	BT Group, PLC	1,376,914
20,000		China Mobile, Ltd.	1,512,000
157,000	EUR	France Telecom, AG	5,537,053
25,000		Millicom International Cellular, SA	2,648,500
180,000	EUR	Telefonica, SA	5,262,041
83,000		Verizon Communications, Inc.μ	3,223,720
2,157,000	GBP	Vodafone Group	7,545,758

			40,987,096

		Utilities (2.5%)
47,500		Duke Energy Corp.	886,350
21,000	EUR	E.ON, AG	3,867,293
31,000		Exelon Corp.μ	2,361,890
28,500		FPL Goup, Incμ	1,837,680
14,500	EUR	Gas Natural SDG, SA	800,418
19,000		Progress Energy, Inc.	858,230
7,000		Public Service Enterprise Group, Inc.	672,000
45,000	EUR	RWE, AG	5,524,022
48,000	EUR	Suez	2,940,183

			19,748,066

		TOTAL COMMON STOCKS
		(Cost $634,224,829)	595,751,683

See accompanying notes to Schedule of Investments

GLOBAL DYNAMIC INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

U.S. Government and Agency Securities (3.6%)
$15,000,000	Federal Home Loan Mortgage Corp.μ
	5.750%, 04/15/08	$15,093,225
5,000,000	United States Treasury Noteμ
	4.875%, 04/30/08	5,035,940
8,000,000	Federal Home Loan Bankμ
	4.625%, 02/01/08	8,000,000

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $28,117,537)	28,129,165

Number of
Shares		Value

Investment in Affiliated Fund (6.6%)
51,581,419	Calamos Government Money Market Fund - Class I Shares (Cost $51,581,419)	51,581,419

TOTAL INVESTMENTS (142.3%)
(Cost $1,169,917,379)		1,112,924,672

OTHER ASSETS, LESS LIABILITIES (5.1%)		19,157,742

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-44.8%)		(350,140,507)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$781,941,907

Number of
Shares		Value

Common Stocks Sold Short (-4.5%)
	Consumer Discretionary (-0.6%)
(195,000)	Interpublic Group of Companies, Inc.#	(1,741,350)
(140,600)	JAKKS Pacific, Inc.#	(3,312,536)

		(5,053,886)

	Consumer Staples (-0.5%)
(31,000)	Bunge, Ltd.	(3,672,570)

	Energy (-0.3%)
(328,000)	Grey Wolf, Inc.#	(1,954,880)

	Financials (-0.8%)
(7,800)	Alcon, Inc.#	(2,948,400)
(84,500)	American Equity Investment Life Holding Company	(698,815)
(34,500)	CIT Group, Inc.	(964,620)
(84,500)	SLM Corp.#	(1,837,875)

		(6,449,710)

	Health Care (-1.2%)
(25,000)	Affymetrix, Inc.#	(501,500)
(51,000)	Five Star Quality Care, Inc.#	(389,130)
(138,500)	Health Corp.	(1,549,815)
(44,100)	Henry Schein, Inc.#	(2,563,533)
(19,900)	Millipore Corp.#	(1,395,985)
(114,000)	Mylan Laboratories, Inc.#	(1,699,740)
(44,200)	SonoSite, Inc.#	(1,539,486)

		(9,639,189)

	Industrials (-0.3%)
(32,500)	School Specialty, Inc.#	(1,054,950)
(41,000)	Waste Connections, Inc.#	(1,195,560)

		(2,250,510)

	Information Technology (-0.1%)
(71,600)	Mentor Graphics Corp.#	(590,700)

	Materials (-0.5%)
(175,200)	Hecla Mining Company#	(1,629,360)
(76,500)	Royal Gold, Inc.	(2,299,590)

		(3,928,950)

	Utilities (-0.2%)
(17,000)	Entergy Corp.	(1,839,060)

	TOTAL COMMON STOCKS SOLD SHORT
	(Proceeds $37,500,538)	(35,379,455)

Number of
Contracts		Value

Written Options (-2.6%)
	Financials (-2.6%)
	IShares MSCI EAFE Index Fund#
9,000	Call, 06/21/08, Strike $73.00	(3,825,000)
8,250	Call, 03/22/08, Strike $72.00	(2,433,750)
8,000	Call, 06/21/08, Strike $76.00	(2,200,000)
6,000	Call, 03/22/08, Strike $73.00	(1,425,000)
5,400	Call, 06/21/08, Strike $75.00	(1,728,000)
2,750	Call, 06/21/08, Strike $74.00	(1,003,750)
1,525	Call, 06/21/08, Strike $77.00	(358,375)
	SPDR Trust Series 1#
4,000	Call, 06/21/08, Strike $140.00	(2,650,000)
2,500	Call, 06/21/08, Strike $139.00	(1,793,750)
2,350	Call, 03/22/08, Strike $136.00	(1,404,125)
1,500	Call, 06/21/08, Strike $141.00	(915,000)
1,500	Call, 03/22/08, Strike $141.00	(476,250)
1,250	Call, 03/22/08, Strike $140.00	(459,375)

	TOTAL WRITTEN OPTIONS
	(Premium $25,253,125)	(20,672,375)

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $164,139,734 or 21.0% of net assets.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.
See accompanying notes to Schedule of Investments

GLOBAL DYNAMIC INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)
μ	Security, or portion of security, is held in a segregated account as collateral for swaps aggregating a total market value of $328,931,182.

≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

y	The security of the financial institution is linked to, and may be exchangeable or convertible to, the equity security shown in the parenthetical.

Ω	Investment in an affiliated fund. During the period from November 1, 2007, through January 31, 2008, the fund had net redemptions of $1,218,577, and received $743,741 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $52,799,996 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
See accompanying notes to Schedule of Investments

CALAMOS GLOBAL DYNAMIC INCOME FUND
Country Allocation as of January 31, 2008

Country	% of Portfolio
United States	49.8%
Germany	7.9%
United Kingdom	7.4%
Switzerland	6.5%
Japan	4.3%
France	3.6%
Australia	2.8%
Finland	2.4%
India	1.7%
Mexico	1.5%
Cayman Islands	1.5%
Netherlands	1.5%
Canada	1.4%
Spain	1.1%
Denmark	1.0%
Bermuda	0.8%
Norway	0.7%
Israel	0.7%
Greece	0.6%
Brazil	0.5%
Luxembourg	0.4%
Belgium	0.4%
Singapore	0.3%
Liberia	0.2%
Sweden	0.2%
Netherlands Antilles	0.2%
Ireland	0.2%
Italy	0.2%
Hong Kong	0.2%

Total:	100.0%

Country allocations vary over time.
See accompanying notes to Schedule of Investments

CREDIT DEFAULT SWAPS - (unaudited)
						Unrealized
SWAP Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate	Termination Date	Notional Amount	Appreciation/Depreciation
Citibank, N.A.	Centex Corporation	BUY	1.35 BPS Quarterly	9/20/2012	$5,000,000	$555,879
Citibank, N.A.	Motorola Inc.	BUY	0.73 BPS Quarterly	9/20/2017	5,000,000	371,795
Goldman Sachs	Jones Apparel Group	BUY	1.32 BPS Quarterly	9/20/2012	5,000,000	345,514
Goldman Sachs	Temple-Inland	BUY	1.00 BPS Quarterly	9/20/2012	5,000,000	53,714
Lehman Brothers Holdings	Iac/Interactivecorp	BUY	1.25 BPS Quarterly	9/20/2012	5,000,000	117,319
Citibank, N.A.	Radian Group Inc	BUY	8.60 BPS Quarterly	9/20/2012	3,000,000	(37,555)
Merrill Lynch	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.62 BPS Quarterly	3/20/2013	4,000,000	(422,892)
Merrill Lynch	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	1.78 BPS Quarterly	6/20/2017	20,000,000	(3,411,245)
Lehman Brothers Holdings	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.64 BPS Quarterly	6/20/2017	20,000,000	(2,089,947)
Citibank, N.A.	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.68 BPS Quarterly	6/20/2017	20,000,000	(3,549,807)
Goldman Sachs	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.43 BPS Quarterly	6/20/2017	10,000,000	(1,173,655)
Goldman Sachs	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.67 BPS Quarterly	6/20/2017	10,000,000	(1,781,831)
Merrill Lynch	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.72 BPS Quarterly	6/20/2017	13,000,000	(1,294,737)

						$(12,317,448)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Global Dynamic Income Fund (the ‘‘Fund’’) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.
The Fund’s investment objective is to generate a high level of current income, with a secondary objective of capital appreciation.
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Stock Market, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.
The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2008.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a federal income tax basis as of January 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.
The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:

Cost basis of investments	$1,170,532,793

Gross unrealized appreciation	33,989,923
Gross unrealized depreciation	(91,598,044)

Net unrealized appreciation (depreciation)	$(57,608,121)

NOTE 3 – SHORT SALES
Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
NOTE 4 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at January 31, 2008.
NOTE 5 – PREFERRED SHARES
Preferred Shares. There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 14,000 shares of Preferred Shares outstanding consist of five series, 2,800 shares of M, 2,800 shares of T, 2,800 shares of W, 2,800 shares of TH, and 2,800 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 6 – SWAPS
The Fund may engage in various swap transactions primarily to manage duration and yield curve risk or as alternatives to direct investments.
The Fund may also enter into credit default swap agreements. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or the seller in the transaction. If the Fund is the buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if the credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation.
The contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation or depreciation. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks include changes in the return of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.
As of January 31, 2008, the Fund had outstanding swap agreements as listed on the Schedule of Investments.
NOTE 7– SYNTHETIC CONVERTIBLE INSTRUMENTS
The Fund may establish a ‘‘synthetic’’ convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (‘‘fixed-income component’’, which may be a convertible or non-convertible security) and the right to acquire equity securities (‘‘convertible component’’). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.
NOTE 8 – STRUCTURED EQUITY-LINKED SECURITIES
The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008